EQUITY METHOD INVESTMENTS	12 Months Ended
Dec. 31, 2019
Equity Method Investments and Joint Ventures [Abstract]
EQUITY METHOD INVESTMENTS	EQUITY METHOD INVESTMENTS
As at December 31, the Company had the following participation in investments that are recorded using the equity method:

(% of ownership)	2019	2018
Singapore Marine Pte. Ltd. ("Singapore Marine")	17.87%	—
United Freight Carriers LLC. ("UFC")	50.00%	50.00%
Seateam Management Pte. Ltd. ("Seateam")	22.19%	22.19%
Capesize Chartering Ltd. ("CCL")	25.00%	25.00%

Movements in equity method investments for the years ended December 31, 2019 and 2018 are summarized as follows:

(in thousands of $)	Singapore Marine	UFC	Seateam	Others	Total
At December 31, 2017	—	1,448	794	45	2,287
Distributions received from associated companies	—	(825)	(271)	(45)	(1,141)
Share of income / (loss)	—	149	363	—	512
At December 31, 2018	—	772	886	—	1,658
Purchase of additional stake	19,470	—	—	—	19,470
Distributions received from associated companies	—	(150)	—	—	(150)
Share of income / (loss)	87	405	13	—	505
At December 31, 2019	19,557	1,027	899	—	21,483

The following tables include summarized financial information provided by the equity investees including information for significant equity affiliates and the reconciliation of such information to the consolidated financial statements shown below:

(in thousands of $)	Singapore Marine		UFC		Seateam		Others		Total
	2019	2018	2019	2018	2019	2018	2019	2018	2019	2018
Current assets	691,126	—	2,104	1,785	14,640	13,233	—	—	707,870	15,018
Non current assets	4,069	—	—	—	4,407	412	—	—	8,476	412
Total assets	695,195	—	2,104	1,785	19,047	13,645	—	—	716,346	15,430

Current liabilities	545,545	—	49	239	11,974	9,631	—	—	557,568	9,870
Long-term liabilities	40,000	—	—	—	3,018	24	—	—	43,018	24
Stockholders' equity	109,650	—	2,055	1,544	4,055	3,990	—	—	115,760	5,534

Percentage of ownership in equity investees	17.9%		50%		22.2%		—
Equity investment of associated companies	19,594	—	1,027	772	900	886	—	—	21,521	1,658

Consolidation and reconciling adjustments:
Other	(37)	—	—	—	(1)	—	—	—	(38)	—
Investment in equity investees	19,557	—	1,027	772	899	886	—	—	21,483	1,658

(in thousands of $)	Singapore Marine			UFC			Seateam
	2019	2018	2017	2019	2018	2017	2019	2018	2017
Total operating revenue	564,609	—	—	8,080	10,956	7,413	9,565	9,536	8,815
Gain sale of vessel	—	—	—	—	—	—	—	—	—
Total operating expense	(561,746)	—	—	(7,257)	(10,589)	(5,914)	(9,450)	(7,886)	(7,063)
Net operating (loss) income	2,863	—	—	823	367	1,499	115	1,650	1,752
Net (loss) income	371	—		811	297	1,654	66	1,626	1,633

Percentage of ownership in investees	17.87%			50%			22.19%
Equity in net income (loss) of associated companies	66	—	—	405	149	827	15	363	362

Consolidation and reconciling adjustments:

Other	21	—	—	—	—	—	(2)	—	(42)
Equity in net income (loss) of associated companies	87	—	—	405	149	827	13	363	320

	Others*						Total
	2019	2018	2017				2019	2018	2017
Total operating revenue	—	—	3,817				582,254	20,492	20,045
Gain sale of vessel	—	—	7,166				—	—	7,166
Total operating expense	—	—	(3,324)				(578,453)	(18,475)	(16,301)
Net operating (loss) income	—	—	7,659				3,801	2,017	10,910
Net (loss) income	—	—	6,945				1,248	1,923	10,232

Equity in net income (loss) of associated companies	—	—	3,473				486	512	4,662

Consolidation and reconciling adjustments:

Other	—	—	—				19	—	(42)
Equity in net income (loss) of associated companies	—	—	3,473				505	512	4,620
*CCL and Golden Opus, calculation based on a percentage range between 25% and 50%

In 2019, we made an equity investment in Singapore Marine Pte Ltd. ("Singapore Marine"), a dry bulk freight operator, for a total of $19.5 million representing an ownership of 17.87%. Based on a combination of factors of influence, which include share ownership, board representation and voting rights, we determined that we obtained significant influence over the investee when we made an additional investment in the company in August 2019. We have recorded our share of the results from Singapore Marine from the time we obtained significant influence. In addition, we fully amortized in 2019 a basis difference allocated to short-term contracts made by Singapore Marine. We have also provided a $10.7 million subordinated shareholder loan with a five-year term to Singapore Marine.

In 2017, Golden Opus Inc., or Golden Opus, sold its only asset (the vessel MV Golden Opus) to an unrelated third party and repaid its outstanding bank debt. Following these transactions, Golden Opus distributed $7.3 million in cash to each of the two joint venture partners, respectively. In 2018 Golden Opus was dissolved. Our ownership in Golden Opus was 50%.
In 2019, cash dividends received from equity method investees amounted to $0.2 million (2018: $1.1 million, 2017: $7.6 million).